Deposits	3 Months Ended
Jan. 31, 2023
Deposits
Deposits
NOTE 11:  DEPOSITS
Demand deposits are those for which the Bank does not have the right to require notice prior to withdrawal and are in general chequing accounts. Notice deposits are those for which the Bank can legally require notice prior to withdrawal and are in general savings accounts. Term deposits are payable on a given date of maturity and are purchased by customers to earn interest over a fixed period, with terms ranging from one day to ten years and generally include fixed term deposits, guaranteed investment certificates, senior debt, and similar instruments. The aggregate amount of term deposits in denominations of $100,000 or more as at January 31, 2023 was $474 billion (October 31, 2022 – $436 billion).
Deposits

(millions of Canadian dollars)	As at
	By Type			By Country			January 31 2023	October 31 2022
	Demand	Notice	Term 1	Canada	United States	International	Total	Total
Personal	$20,281	$539,425	$82,638	$317,172	$325,172	$–	$642,344	$660,838
Banks	15,059	332	39,122	23,075	29,311	2,127	54,513	38,263
Business and government 2	123,836	201,152	198,706	364,858	153,296	5,540	523,694	530,869
	159,176	740,909	320,466	705,105	507,779	7,667	1,220,551	1,229,970
Trading	–	–	24,969	15,153	2,625	7,191	24,969	23,805
Designated at fair value through profit or loss 3	–	–	185,912	47,654	71,094	67,164	185,912	162,645
Total	$159,176	$740,909	$531,347	$767,912	$581,498	$82,022	$1,431,432	$1,416,420
Non-interest-bearing deposits included above
In domestic offices							$68,674	$76,551
In foreign offices							83,051	91,175
Interest-bearing deposits included above
In domestic offices							699,238	686,518
In foreign offices							551,229	552,678
U.S. federal funds deposited							29,240	9,498
Total 2,4							$1,431,432	$1,416,420
1
Includes $95.2 billion (October 31, 2022 – $89.4 billion) of senior debt which is subject to the bank recapitalization
“bail-in”
regime. This regime provides certain statutory powers to the Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares in the event that the Bank becomes non-viable.

2	Includes $34.7 billion relating to covered bondholders (October 31, 2022 – $34 billion).
3
Financial liabilities designated at FVTPL on the Interim Consolidated Balance Sheet also includes $126 million (October 31, 2022 – $140.5 million) of loan commitments and financial guarantees designated at FVTPL.

4	Includes deposits of $815.8 billion (October 31, 2022 – $814.9 billion) denominated in U.S. dollars and $95 billion (October 31, 2022 – $84.4 billion) denominated in other foreign currencies.